UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-09603

                        AMERICAN BEACON SELECT FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2006

                  Date of reporting period: June 30, 2006


ITEM 1. REPORT TO STOCKHOLDERS.

    G U I D A N C E     |      V I S I O N      |      E X P E R I E N C E



[AMERICAN BEACON FUNDS LOGO]


SEMI-ANNUAL REPORT

[PHOTO]


JUNE 30, 2006


MONEY MARKET SELECT FUND

U.S. GOVERNMENT MONEY MARKET SELECT FUND

About American Beacon Advisors

--------------------------------------------------------------------------------

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.


Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

--------------------------------------------------------------------------------



President's Message...........................    1

Financial Highlights

  Money Market Select Fund....................   12

  U.S. Government
  Money Market Select Fund....................   13

Schedule of Investments

  Money Market Portfolio......................   14

  U.S. Government Money Market Portfolio......   17

Additional Information...................Back Cover



Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds                                              June 30, 2006

(BILL QUINN PICTURE)



FELLOW SHAREHOLDERS,

Enclosed please find the Semi-Annual Report for the American Beacon Select Funds for the six months ended June 30, 2006. During this time, the Select Funds outperformed their respective peer groups.

     The Federal Reserve (the "Fed") raised overnight rates four times during the period, resulting in a Fed Funds target rate of 5.25% as of June 30, 2006. In its June statement, the Fed acknowledged that economic growth is moderating but remained concerned that "the high levels of resource utilization and the prices of energy and other commodities have the potential to sustain inflation pressures."

     Despite rising interest rates, the American Beacon Select Funds produced strong relative returns for the period. The Money Market Select Fund returned 2.33% for the six months, outperforming the Lipper Institutional Money Market Average return of 2.14%. The U.S. Government Money Market Select Fund outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 2.31% versus 2.15% for the Average.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Select Funds.



                                   Sincerely,
                                   /s/ WILLIAM F. QUINN
                                   William F. Quinn
                                   President, American Beacon Select Funds

ECONOMIC OVERVIEW
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


The U.S. economy expanded at an annual rate of 5.6% in the first quarter of 2006 thanks to strong consumer spending and business investment. However, soaring gasoline prices and a slowdown in the housing market caused the second quarter gross domestic product ("GDP") growth to slow to an estimated 2.5%. It also appeared that the labor market was cooling as payroll gains came in below consensus, rising 325,000 during the second quarter versus a revised 629,000 in the first quarter. Despite the slowdown in payroll growth, the unemployment rate continued to decline during the second quarter, coming in at a low 4.6% for the month of June. In addition, June average hourly earnings climbed 3.9% from the prior year, fueling concerns that the low unemployment rate was putting upward pressure on inflation.

     The Federal Reserve Board raised overnight rates by 25 percentage points at each of the first four meetings in 2006, resulting in a Fed Funds target rate of 5.25% as of June 30, 2006. In its June statement, the Fed acknowledged that economic growth was moderating but remained concerned that "the high levels of resource utilization and the prices of energy and other commodities have the potential to sustain inflation pressures." They did remove the phrase "some further policy firming may yet be needed" and stated that the extent and timing of any additional firming "will depend on the evolution of the outlook for both inflation and economic growth." The Fed remains data dependent, leaving the door open for either a pause or another rate hike at their next several meetings.

     As expected, we began to see higher energy and commodity prices being passed on to the consumer in the form of higher goods prices during the period. The core Consumer Price Index ("CPI") rose more than forecast in June, up 0.3% for the month and 2.6% year over year. This was the fourth consecutive month of core inflation rising 0.3%, which according to Bloomberg, is the longest such stretch since January to April 1995. Fed Chairman Bernanke called the recent increases in core prices "unwelcome developments" and said central bankers "will be vigilant" to ensure inflation doesn't become entrenched. As a result, if core inflation numbers continue to rise in the coming months, the Fed may prolong its tightening cycle. At the end of the second quarter, the Fed Funds futures market was indicating a chance of another 0.25% rate increase by the end of the third quarter.

     The yield curve shifted up as the Fed Funds rate rose during the second quarter 2006. However, the curve continued to invert as yields on the 6-month Treasury bill ended the quarter at 5.23% versus 5.15% for the 2-year note and 5.14% for the 10-year note.

PERFORMANCE OVERVIEW
AMERICAN BEACON SELECT FUNDS
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


     The Money Market Select Fund maintained the strategy of purchasing 3-month LIBOR-based variable rate securities in addition to short-dated commercial paper during the period in response to the rising interest rate environment. The U.S. Government Money Market Select Fund maintained the strategy of purchasing 3-month variable rate agencies based on the London Interbank Offered Rate (LIBOR) in addition to short-dated agency discount notes and coupons.

     With the Fed Funds futures market indicating a chance of another 25 percentage point rate increase by the end of the third quarter, the Money Market Select and U.S. Government Money Market Select Funds continued to keep their weighted-average maturities relatively short. However, we will continue to monitor economic trends and adjust our weighted-average maturity accordingly. In addition, we remain conservative on credit risk given the tight credit spread environment.

     For the six months ended June 30, 2006, the total return of the Money Market Select Fund was 2.33%. The Fund outperformed the Lipper Institutional Money Market Average return of 2.14% by 19 percentage points. Lipper Inc. ranked the Fund 5th among 324, 2nd among 280, and 3rd among 222 Institutional Money Market Funds for the one-year and three-year and five-year periods ended June 30, 2006, respectively.

     For the six months ended June 30, 2006, the total return of the U.S. Government Money Market Select Fund was 2.31%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 2.15% by 16 percentage points. Lipper Inc. ranked the Fund 3rd among 140 and 2nd among 120 Institutional U.S. Government Money Market Funds for the one-year and three-years ended June 30, 2006, respectively.

     The Lipper Institutional Money Market Average and the Lipper Institutional U.S. Government Money Market Average are calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds and the Lipper Institutional U.S. Government Money Market Funds categories, respectively. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.


                                 ANNUALIZED TOTAL RETURNS
                                -------------------------
                                     AS OF 6/30/2006
                                -------------------------
                                1 YEAR  5 YEARS  10 YEARS
                                ------  -------  --------

Money Market(1,2).............   4.24%   2.29%     3.97%
U.S. Government(1,3)..........   4.21%   2.24%     3.84%


1 Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by American Beacon Advisors since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the American Beacon Master Trust. The performance results from inception through December 31, 1999 are those of the Companion Fund. The Fund began offering its shares on January 1, 2000. Thus, performance results shown from that date through June 30, 2006 are for the Fund. Because the Companion Fund had higher expenses, its performance was worse than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by American Beacon Advisors since its inception March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the American Beacon Master Trust. The performance results from inception through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results from that date through June 30, 2006 are for the Fund. Because the Companion Fund had moderately higher expenses, their performance was slightly worse than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF JUNE 30, 2006


                             MONEY MARKET   U.S. GOVERNMENT
                             ------------   ---------------


7-day Current Yield*              5.10%           5.05%
7-day Effective Yield*            5.23%           5.17%
30-day Yield*                     5.03%           4.96%
Weighted Avg. Maturity          36 Days         11 Days
Moody's Rating                      Aaa             Aaa
Standard & Poor's Rating           AAAm           AAAm


* Annualized. You may call 1-800-231-4252 to obtain the Funds' current seven day yields. Yield is a more accurate reflection of the Funds' current earnings than total returns.

PERFORMANCE OVERVIEW
AMERICAN BEACON SELECT FUNDS -- CONTINUED
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


MONEY MARKET PORTFOLIO -- TOP TEN HOLDINGS AS OF JUNE 30, 2006


                                          % OF
                                       NET ASSETS
                                       ----------


Royal Bank of Scotland                    5.1%
US Bank, NA                               4.2%
ASIF Global Financing                     4.1%
Wells Fargo & Co.                         4.1%
FCAR Owner Trust                          3.9%
American Honda Finance Corp.              3.6%
Citigroup Global Markets Holdings,
  Inc.                                    3.4%
Goldman Sachs Group, Inc.                 3.3%
Barclays US Funding LLC                   3.3%
General Electric Capital Corp.            3.1%


MONEY MARKET PORTFOLIO -- ASSET ALLOCATION AS OF JUNE 30, 2006


                                          % OF
                                       NET ASSETS
                                       ----------


Bank CDs, TDs, and Notes                  48.0%
Corporate Notes                           37.0%
Commercial Paper                          11.4%
Funding Agreements                         1.7%
Repurchase Agreements                      1.6%
Net Other Assets                           0.3%


U.S. GOVERNMENT MONEY MARKET PORTFOLIO -- ASSET ALLOCATION AS OF JUNE 30, 2006


                                          % OF
                                       NET ASSETS
                                       ----------


Repurchase Agreements                     84.7%
Government Securities                     15.3%


FUND EXPENSE EXAMPLE

     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

PERFORMANCE OVERVIEW
AMERICAN BEACON SELECT FUNDS -- CONTINUED
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.


                          BEGINNING    ENDING    EXPENSES PAID
                           ACCOUNT    ACCOUNT   DURING PERIOD*
                            VALUE      VALUE        1/1/06-
                            1/1/06    6/30/06       6/30/06
                          ---------  ---------  --------------


MONEY MARKET
Actual                    $1,000.00  $1,023.34       $0.57
Hypothetical (5% return
  before expenses)        $1,000.00  $1,024.23       $0.57
U.S. GOVERNMENT
Actual                    $1,000.00  $1,023.14       $0.62
Hypothetical (5% return
  before expenses)        $1,000.00  $1,024.18       $0.62


* Expenses are equal to the Fund's annualized expense ratio for the six-month period of 0.11% and 0.12% for the Money Market and the U.S. Government Money Market Select Funds, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

--------------------------------------------------------------------------------






                                                                                   U.S. GOVERNMENT
                                                                  MONEY MARKET       MONEY MARKET
                                                                 --------------    ---------------


ASSETS:
     Investment in Portfolio, at value........................   $    6,799,129      $    216,004
     Receivable from Manager for expense reimbursement (Note
       2).....................................................               --                 1
                                                                 --------------      ------------
          TOTAL ASSETS........................................        6,799,129           216,005
                                                                 --------------      ------------
LIABILITIES:
     Dividends payable........................................           10,351               637
     Other liabilities........................................              112                12
                                                                 --------------      ------------
          TOTAL LIABILITIES...................................           10,463               649
                                                                 --------------      ------------
NET ASSETS....................................................   $    6,788,666      $    215,356
                                                                 ==============      ============
ANALYSIS OF NET ASSETS:
     Paid-in-capital..........................................        6,788,720           215,356
     Undistributed net investment income (expense)............              (54)               --
                                                                 --------------      ------------
NET ASSETS....................................................   $    6,788,666      $    215,356
                                                                 ==============      ============
     Shares outstanding (no par value)........................    6,788,719,874       215,355,519
                                                                 ==============      ============
     Net asset value, offering and redemption price per
       share..................................................   $         1.00      $       1.00
                                                                 ==============      ============




                             See accompanying notes

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED) (IN THOUSANDS)

--------------------------------------------------------------------------------




                                                                                  U.S. GOVERNMENT
                                                                  MONEY MARKET      MONEY MARKET
                                                                  ------------    ---------------


INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
     Interest income...........................................     $162,377           $5,876
     Portfolio expenses........................................       (3,718)            (152)
                                                                    --------           ------
          NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO.......      158,659            5,724
                                                                    --------           ------
FUND EXPENSES:
     Transfer agent fees.......................................           90                6
     Professional fees.........................................            4                4
                                                                    --------           ------
          TOTAL FUND EXPENSES..................................           94               10
                                                                    --------           ------
NET (FEES WAIVED AND EXPENSES REIMBURSED)/RECOUPED BY MANAGER
  (NOTE 2).....................................................           54               (9)
                                                                    --------           ------
          NET FUND EXPENSES....................................          148                1
                                                                    --------           ------
NET INVESTMENT INCOME..........................................      158,511            5,723
                                                                    --------           ------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
     Net realized gain on investments..........................            3               --
                                                                    --------           ------
          NET GAIN ON INVESTMENTS..............................            3               --
                                                                    --------           ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........     $158,514           $5,723
                                                                    ========           ======




                             See accompanying notes

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

--------------------------------------------------------------------------------




                                                                                        U.S. GOVERNMENT
                                                         MONEY MARKET                     MONEY MARKET
                                                -----------------------------    -----------------------------
                                                  SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                                    ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                                                JUNE 30, 2006        2005        JUNE 30, 2006        2005
                                                -------------    ------------    -------------    ------------
                                                 (UNAUDITED)                      (UNAUDITED)


INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income...................    $    158,511    $    161,793     $     5,723      $     6,311
     Net realized gain on investments........               3              14              --                5
                                                 ------------    ------------     -----------      -----------

          NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS........         158,514         161,807           5,723            6,316
                                                 ------------    ------------     -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income...................        (158,565)       (161,793)         (5,723)          (6,311)
     Net realized gain on investment.........              (3)            (14)             --               (5)
                                                 ------------    ------------     -----------      -----------
          DISTRIBUTIONS TO SHAREHOLDERS......        (158,568)       (161,807)         (5,723)          (6,316)
                                                 ------------    ------------     -----------      -----------

CAPITAL SHARE TRANSACTIONS (AT $1.00 PER
  SHARE):
     Proceeds from sales of shares...........      48,823,934      86,821,599       1,282,322        1,623,288
     Reinvestment of dividends and
       distributions.........................          91,830          83,465           2,420            2,203
     Cost of shares redeemed.................     (47,343,971)    (85,661,240)     (1,266,082)      (1,622,082)
                                                 ------------    ------------     -----------      -----------
          NET INCREASE (DECREASE) IN NET
            ASSETS FROM CAPITAL SHARE
            TRANSACTIONS.....................       1,571,793       1,243,824          18,660            3,409
                                                 ------------    ------------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS........       1,571,793       1,243,824          18,660            3,409
NET ASSETS:
     Beginning of period.....................       5,216,927       3,973,103         196,696          193,287
                                                 ------------    ------------     -----------      -----------
     END OF PERIOD*..........................    $  6,788,666    $  5,216,927     $   215,356      $   196,696
                                                 ============    ============     ===========      ===========
     * INCLUDES UNDISTRIBUTED NET INVESTMENT
       INCOME (LOSS) OF......................    $        (54)   $         --     $        --      $        --
                                                 ============    ============     ===========      ===========




                             See accompanying notes

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Select Funds (the "Trust"), formerly known as the American AAdvantage Select Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no load, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund (each a "Fund" and collectively, the "Funds").

     Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows: the American Beacon Money Market Select Fund invests assets in the American Beacon Master Money Market Portfolio and the American Beacon U.S. Government Money Market Select Fund invests assets in the American Beacon Master U.S. Government Money Market Portfolio. Each Fund has the same investment objectives as its corresponding American Beacon Master Trust Portfolio. The value of such investments reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (75.17% and 88.81% at June 30, 2006, of the American Beacon Master Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     American Beacon Advisors, Inc. (the "Manager"), formerly known as AMR Investment Services, Inc., is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination.

  Dividends

     The Funds generally declare dividends daily from net investment income and net short-term gain, if any, payable monthly. Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


  Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of each Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results may differ from those estimated.

  Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  FEES AND TRANSACTIONS WITH AFFILIATES

  Reimbursement of Expenses

     The Manager contractually agreed to reimburse each Fund for other expenses through February 28, 2007 to the extent that total annual Fund operating expenses exceed 0.12%. For the six months ended June 30, 2006, the Manager reimbursed expenses totaling $8,795 to the U.S. Government Money Market Select Fund.

  Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of expenses reimbursed for a period of up to three years. However, recoupment will occur only if a Fund's average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit.

     The following waived fees or reimbursed expenses for the U.S. Government Money Market Select Fund are subject to potential recovery expiring in:



2006.........................................................................    $11,073
2007.........................................................................      2,418
2008.........................................................................     25,649
2009.........................................................................      8,795


     The U.S. Government Money Market Select Fund has not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

     During the six months ended June 30, 2006, the Money Market Select Fund recorded a liability for expense recoupment for fees waived by the Manager during 2003 and 2004 totaling $8,002 and $46,276, respectively.

  Other

     Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


Mr. O'Sullivan) and their spouses are provided unlimited air transportation on American. Retired Trustees and their spouses are provided free transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer plus a fee for each Board meeting attended.

3.  FEDERAL INCOME AND EXCISE TAXES

     It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. Temporary differences are not reflected in the financial records.

     Dividends are determined in accordance with federal income tax regulations which may treat certain transactions differently than United States generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions during the six months ended June 30, 2006 and the year ended December 31, 2005 were as follows (in thousands):


                                                           MONEY MARKET                U.S. GOVERNMENT MONEY MARKET
                                                 --------------------------------    --------------------------------
                                                 SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                     JUNE 30,        DECEMBER 31,        JUNE 30,        DECEMBER 31,
                                                       2006              2005              2006              2005
                                                 ----------------    ------------    ----------------    ------------
                                                    (UNAUDITED)                         (UNAUDITED)


DISTRIBUTIONS PAID FROM:
     Ordinary Income*.........................       $158,568          $161,807           $5,723            $6,316


* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     As of June 30, 2006, the components of taxable distributable earnings were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

AMERICAN BEACON MONEY MARKET SELECT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------




                                         SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                             JUNE 30,      ----------------------------------------------------------
                                               2006           2005        2004        2003        2002       2001(B)
                                         ----------------  ----------  ----------  ----------  ----------  ----------
                                            (UNAUDITED)


NET ASSET VALUE, BEGINNING OF PERIOD..      $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                            ----------     ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(A).........            0.02           0.03        0.01        0.01        0.02        0.04
     Net realized gain on
       investments....................              --(C)          --(C)       --(C)       --(C)       --(C)       --(C)
                                            ----------     ----------  ----------  ----------  ----------  ----------
Total income from investment
  operations..........................            0.02           0.03        0.01        0.01        0.02        0.04
                                            ----------     ----------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS:
     Dividends from net investment
       income.........................           (0.02)         (0.03)      (0.01)      (0.01)      (0.02)      (0.04)
     Distributions from net realized
       gain on investments............              --(C)          --(C)       --(C)       --(C)       --(C)       --(C)
                                            ----------     ----------  ----------  ----------  ----------  ----------
Total distributions...................           (0.02)         (0.03)      (0.01)      (0.01)      (0.02)      (0.04)
                                            ----------     ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD........      $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                            ==========     ==========  ==========  ==========  ==========  ==========
TOTAL RETURN..........................           2.33%(D)       3.23%       1.33%       1.13%       1.81%       4.28%
                                            ==========     ==========  ==========  ==========  ==========  ==========
RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in
       thousands).....................      $6,788,720     $5,216,927  $3,973,103  $3,988,724  $5,030,034  $5,589,030
     Ratios to average net assets
       (annualized):(A)
       Expenses, after expense
          reimbursements
          (recoupments)...............           0.11%          0.12%       0.12%       0.12%       0.11%       0.12%
       Expenses, before expense
          reimbursements
          (recoupments)...............           0.11%          0.12%       0.12%       0.12%       0.11%       0.12%
       Net investment income, after
          expense reimbursements
          (recoupments)...............           4.67%          3.20%       1.28%       1.14%       1.82%       3.84%
       Net investment income, before
          expense reimbursements
          (recoupments)...............           4.67%          3.20%       1.28%       1.14%       1.82%       3.84%



--------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B) Prior to December 1, 2001, the American Beacon Money Market Select Fund was known as the American Select Cash Reserve Fund.

(C)   Amount is less than $0.01 per share.

(D)   Not annualized.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------






                                       SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,              DECEMBER 1 TO
                                           JUNE 30,        --------------------------------------------     DECEMBER 31,
                                             2006            2005        2004        2003        2002         2001(B)
                                       ----------------    --------    --------    --------    --------    -------------
                                          (UNAUDITED)


NET ASSET VALUE, BEGINNING OF
  PERIOD............................       $   1.00        $   1.00    $   1.00    $   1.00    $   1.00        $ 1.00
                                           --------        --------    --------    --------    --------        ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(A).......           0.02            0.03        0.01        0.01        0.02            --(D)
     Net realized gain on
       investments..................             --(D)           --(D)       --(D)       --(D)       --(D)         --(D)
                                           --------        --------    --------    --------    --------        ------
Total income from investment
  operations........................           0.02            0.03        0.01        0.01        0.02            --
                                           --------        --------    --------    --------    --------        ------
LESS DISTRIBUTIONS:
     Dividends from net investment
       income.......................          (0.02)          (0.03)      (0.01)      (0.01)      (0.02)           --(D)
     Distributions from net realized
       gain on investments..........             --(D)           --(D)       --(D)       --(D)       --(D)         --(D)
                                           --------        --------    --------    --------    --------        ------
Total distributions.................          (0.02)          (0.03)      (0.01)      (0.01)      (0.02)           --
                                           --------        --------    --------    --------    --------        ------
NET ASSET VALUE, END OF PERIOD......       $   1.00        $   1.00    $   1.00    $   1.00    $   1.00        $ 1.00
                                           ========        ========    ========    ========    ========        ======
TOTAL RETURN........................          2.31%(C)        3.19%       1.29%       1.11%       1.74%         0.20%(C)
                                           ========        ========    ========    ========    ========        ======
RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of period (in
       thousands)...................       $215,356        $196,696    $193,287    $162,489    $110,014        $2,822
     Ratios to average net assets
       (annualized):(A)
       Expenses, net of waivers.....          0.12%           0.12%       0.12%       0.12%       0.12%         0.10%
       Expenses, before waivers.....          0.13%           0.14%       0.12%       0.15%       0.15%         0.10%
       Net investment income, net of
          waivers...................          4.63%           3.17%       1.31%       1.09%       1.75%         2.06%
       Net investment income, before
          waivers...................          4.62%           3.15%       1.31%       1.06%       1.72%         2.06%



--------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B) The American Beacon U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

(C)   Not annualized.

(D)   Amount is less than $0.01 per share.

AMERICAN BEACON MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)


                                                                                              PAR
                                                                                             AMOUNT            VALUE
                                                                                          ------------     ------------
                                                                                             (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 1.66%
                                                                                                           ------------
  Metropolitan Life Insurance Co., 5.281%, Due 3/1/2007 .............................     $    150,000     $    150,000
                                                                                                           ------------
MEDIUM-TERM NOTES - 33.72%
 ABN Amro Bank NV, 5.222%, Due 5/11/2007 ++ .........................................           18,200           18,214
  American Honda Finance Corp.,
    5.198%, Due 7/11/2006 ++# .......................................................           37,100           37,102
    5.34%, Due 8/15/2006 ++# ........................................................           10,000           10,002
    5.053%, Due 10/10/2006 ++# ......................................................           30,000           30,003
    5.068%, Due 10/18/2006 ++# ......................................................           47,000           47,000
    5.12%, Due 11/7/2006 ++# ........................................................           55,000           55,000
    5.26%, Due 12/12/2006 ++# .......................................................           63,000           62,997
    5.208%, Due 1/16/2007 ++# .......................................................           25,000           25,021
    5.068%, Due 1/26/2007 ++# .......................................................           50,000           49,999
    5.319%, Due 2/20/2007 ++# .......................................................           10,000           10,009
  ASIF Global Financing,
    5.172%, Due 8/11/2006 ++# .......................................................          135,000          135,004
    5.38%, Due 12/11/2006 ++# .......................................................           30,000           30,013
    5.194%, Due 2/23/2007 ++# .......................................................          209,250          209,260
  Bank of America Corp., 5.481%, Due 9/1/2006 ++ ....................................            9,500            9,504
  Bank One Corp., 5.284%, Due 8/11/2006 ++ ..........................................           30,000           30,005
  Citigroup Global Markets Holdings, Inc.,
    5.225%, Due 7/25/2006 ++ ........................................................          129,750          129,763
    5.41%, Due 12/12/2006 ++ ........................................................           28,933           28,950
    5.411%, Due 3/16/2007 ++ ........................................................          149,300          149,405
  Credit Suisse First Boston USA, Inc.,
    5.67%, Due 2/15/2007 ++ .........................................................           21,904           21,974
    5.10%, Due 4/5/2007 ++ ..........................................................          215,443          215,620
  General Electric Capital Corp.,
    5.373%, Due 3/9/2007 ++ .........................................................           32,500           32,530
    5.497%, Due 6/22/2007 ++ ........................................................           68,268           68,334
    5.352%, Due 8/17/2007 ++ ........................................................          180,000          180,000
  Goldman Sachs Group, Inc.,
    5.28%, Due 10/27/2006 ++ ........................................................           50,000           50,028
    5.599%, Due 3/30/2007 ++ ........................................................           34,000           34,026
  HBOS Treasury Services Plc, 5.214%, Due 8/28/2006 ++# .............................           40,000           40,003
  HSBC Finance Corp.,
    5.16%, Due 10/27/2006 ++ ........................................................           40,000           40,008
    5.26%, Due 2/28/2007 ++ .........................................................           23,500           23,510
  JP Morgan Chase & Co., 5.43%, Due 12/12/2006 ++ ...................................           24,500           24,517
  Merrill Lynch & Company, Inc.,
    5.137%, Due 10/19/2006 ++ .......................................................          153,000          153,029
    5.28%, Due 10/27/2006 ++ ........................................................           48,100           48,127
  Metropolitan Life Global Funding I, 5.37%, Due 8/28/2006 ++# ......................           32,620           32,628
  Monumental Global Funding II, 5.49%, Due 12/27/2006 ++# ...........................           40,000           40,005
  Morgan Stanley, 5.226%, Due 11/9/2006 ++ ..........................................           40,000           40,011


                             See accompanying notes

AMERICAN BEACON MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2006 (Unaudited)


                                                                                              PAR
                                                                                             AMOUNT           VALUE
                                                                                          ------------     ------------
                                                                                             (DOLLARS IN THOUSANDS)
  PACCAR Financial Corp.,
    5.334%, Due 9/20/2006 ++ ........................................................     $     33,000     $     32,995
    5.191%, Due 12/4/2006 ++ ........................................................          125,000          124,973
  Toyota Motor Credit Corp.,
    5.038%, Due 7/14/2006 ++ ........................................................          175,000          175,001
    5.274%, Due 9/15/2006 ++ ........................................................           84,200           84,201
  Wachovia Corp., 5.22%, Due 2/6/2007 ++ ............................................          153,925          154,007
  Wells Fargo & Co.,
    5.419%, Due 9/15/2006 ++ ........................................................           42,975           42,986
    5.509%, Due 3/23/2007 ++ ........................................................          174,100          174,230
    5.189%, Due 7/17/2007 ++# .......................................................          150,000          150,000
                                                                                                           ------------
  TOTAL MEDIUM-TERM NOTES ...........................................................                         3,049,994
                                                                                                           ------------

PROMISSORY NOTES - 3.32%
                                                                                                           ------------
  Goldman Sachs Group, Inc., 5.226%, Due 8/9/2006 ++# ...............................          300,000          300,000
                                                                                                           ------------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 24.55%
  BB&T Corp., 5.038%, Due 1/24/2007 ++ ..............................................          150,000          149,998
  Credit Suisse, 5.28%, Due 6/12/2007 ++ ............................................          150,000          150,000
  Fifth Third Bancorp, 5.06%, Due 8/3/2006 ++ .......................................           35,000           34,999
  HSBC Bank USA, 5.339%, Due 12/14/2006 ++ ..........................................          268,700          268,757
  JP Morgan Chase Bank, NA, 5.095%, Due 1/12/2007 ++ ................................           63,000           63,024
  Royal Bank of Canada,
    5.367%, Due 12/22/2006 ..........................................................           30,000           29,993
    5.065%, Due 1/12/2007 ...........................................................           10,000           10,002
  Royal Bank of Scotland Plc,
    5.269%, Due 11/21/2006 ++# ......................................................          150,000          150,000
    5.218%, Due 11/24/2006 ++# ......................................................           30,200           30,205
    5.499%, Due 3/30/2007 ++# .......................................................          278,000          278,051
  SouthTrust Bank, 5.456%, Due 3/19/2007 ++ .........................................           46,000           46,029
  State Street Bank & Trust Co.,
    5.299%, Due 12/15/2006 ++ .......................................................           16,950           16,949
    5.02%, Due 1/16/2007 ++ .........................................................           59,500           59,505
  SunTrust Banks, Inc., 5.231%, Due 5/17/2007 ++ ....................................          167,000          167,109
  US Bank, NA,
    5.126%, Due 7/28/2006 ++ ........................................................          135,845          135,848
    5.06%, Due 1/25/2007 ++ .........................................................          190,000          190,004
    5.341%, Due 3/16/2007 ++ ........................................................           50,000           50,014
  Wachovia Bank, NA,
    5.221%, Due 12/4/2006 ++ ........................................................           27,000           27,000
    5.459%, Due 3/30/2007 ++ ........................................................          200,000          199,998
  World Savings Bank FSB, 5.291%, Due 6/1/2007 ++ ...................................          162,460          162,571
                                                                                                           ------------
  TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ......................................                         2,220,056
                                                                                                           ------------

COMMERCIAL PAPER - 11.36%
  Barclays US Funding LLC, 5.135%, Due 8/22/2006 ....................................          300,000          297,775
  FCAR Owner Trust,
    Series II, 5.30%, Due 8/4/2006 ..................................................          100,000           99,499


                             See accompanying notes

AMERICAN BEACON MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2006 (Unaudited)


                                                                                              PAR
                                                                                             AMOUNT           VALUE
                                                                                          ------------     ------------
                                                                                              (DOLLARS IN THOUSANDS)
    Series I, 5.31%, Due 8/4/2006 ...................................................     $    250,000     $    248,746
  HSBC Finance Corp., 5.31%, Due 8/4/2006 ...........................................          100,000           99,499
  Long Lane Master Trust IV, 5.32%, Due 7/28/2006 # .................................          200,000          199,202
  Stanfield Victoria,
    5.05%, Due 7/20/2006 # ..........................................................           26,000           25,931
    5.07%, Due 7/31/2006 # ..........................................................           57,000           56,759
                                                                                                           ------------
  TOTAL COMMERCIAL PAPER ............................................................                         1,027,411
                                                                                                           ------------

TIME DEPOSITS - 23.49%
  Allied Irish Banks Plc, 5.28%, Due 7/3/2006 .......................................          400,000          400,000
  BNP Paribas, 5.28%, Due 7/3/2006 ..................................................          425,000          425,000
  Deutsche Bank AG, 5.313%, Due 7/3/2006 ............................................          250,000          250,000
  Fifth Third Bank, 5.25%, Due 7/3/2006 .............................................          200,000          200,000
  Lloyds TSB Bank Plc, 5.31%, Due 7/3/2006 ..........................................          425,000          425,000
  Societe Generale, 5.29%, Due 7/3/2006 .............................................          425,000          425,000
                                                                                                           ------------
  TOTAL TIME DEPOSITS ...............................................................                         2,125,000
                                                                                                           ------------

REPURCHASE AGREEMENTS - 1.56%
                                                                                                           ------------
  Goldman Sachs, 5.28%, Due 7/3/2006 (Collateral held at the Bank of New York for
   Goldman Sachs, FNMA, 5.00% - 7.50%, Due 10/1/2025 - 6/1/2036,
   Total Value - $143,148.) .........................................................          141,015          141,015
                                                                                                           ------------

TOTAL INVESTMENTS - 99.66% (COST $9,013,476) ........................................                      $  9,013,476
OTHER ASSETS, NET OF LIABILITIES - 0.34% ............................................                            31,139
                                                                                                           ------------
TOTAL NET ASSETS - 100.00% ..........................................................                      $  9,044,615
                                                                                                           ============


     Percentages are stated as a percent of net assets.

     Based on cost of investments of $9,013,476 for federal income tax purposes at June 30, 2006, there was no unrealized appreciation or depreciation of investments.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,004,194 or 22.16% of net assets.


                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)


                                                                                              PAR
                                                                                             AMOUNT           VALUE
                                                                                          ------------     ------------
                                                                                              (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 12.33%
FEDERAL HOME LOAN BANK - 4.11%
                                                                                                           ------------
    4.86%, Due 4/4/2007 ++ ..........................................................     $     10,000     $      9,997
                                                                                                           ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.11%
                                                                                                           ------------
    5.35%, Due 12/27/2006 ++ ........................................................           10,000            9,997
                                                                                                           ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.11%
                                                                                                           ------------
    5.307%, Due 12/22/2006 ++ .......................................................           10,000            9,997
                                                                                                           ------------
  TOTAL U.S. AGENCY OBLIGATIONS .....................................................                            29,991
                                                                                                           ------------

U.S. TREASURY OBLIGATIONS - 2.93%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.58%
    Discount Note, Due 8/1/2006 .....................................................            2,305            2,295
    Discount Note, Due 8/4/2006 .....................................................            4,000            3,981
                                                                                                           ------------
                                                                                                                  6,276
                                                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.35%
                                                                                                           ------------
    Discount Note, Due 10/25/2006 ...................................................              850              836
                                                                                                           ------------
  TOTAL U.S. TREASURY OBLIGATIONS ...................................................                             7,112
                                                                                                           ------------

REPURCHASE AGREEMENTS - 84.69%
  Banc of America Securities, LLC, 5.313%, Due 7/3/2006 (Collateral held at the
   Bank of New York for Banc of America Securities, LLC, FNMA, 5.00%,
   Due 3/1/2035, Total Value - $86,328.) ............................................           85,000           85,000

  Barclays Capital, Inc., 5.25%, Due 7/3/2006 (Collateral held at the Bank of
   New York for Barclays Capital, Incorporated, FHLMC, 5.50%, Due 5/1/2033,
   Total Value - $2,032 and FNMA, 5.00% - 5.385%, Due 4/1/2036 - 5/1/2036,
   Total Value - $48,745.) ..........................................................           50,000           50,000
  Goldman Sachs, 5.28%, Due 7/3/2006 (Collateral held at the Bank of New York for Goldman Sachs, FNMA, 5.00% - 7.50%, Due 11/1/2029 - 9/1/2035,
   Total Value - $72,067.) ..........................................................           70,990           70,990
                                                                                                           ------------
TOTAL REPURCHASE AGREEMENTS .........................................................                           205,990
                                                                                                           ------------
TOTAL INVESTMENTS - 99.95% (COST $243,093) ..........................................                      $    243,093
OTHER ASSETS, NET OF LIABILITIES - 0.05% ............................................                               131
                                                                                                           ------------
TOTAL NET ASSETS - 100.00% ..........................................................                      $    243,224
                                                                                                           ============


     Percentages are stated as a percent of net assets.

     Based on cost of investments of $243,093 for federal income tax purposes at June 30, 2006, there was no unrealized appreciation or depreciation of investments.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.


                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED) (IN THOUSANDS)

--------------------------------------------------------------------------------




                                                                                  U.S. GOVERNMENT
                                                                  MONEY MARKET      MONEY MARKET
                                                                  ------------    ---------------


ASSETS:
     Investments in securities at value (cost - $8,872,461,
       $37,103 and $34,511, respectively)......................    $8,872,461         $ 37,103
     Repurchase agreements (cost - $141,015, $205,990 and $0
       respectively)                                                  141,015          205,990
     Dividends and interest receivable.........................        31,847              168
          Prepaid expenses.....................................           105                2
                                                                   ----------         --------
          TOTAL ASSETS.........................................     9,045,428          243,263
                                                                   ----------         --------
LIABILITIES:
     Management and investment advisory fees payable (Note 2)..           760               24
     Other liabilities.........................................            53               15
                                                                   ----------         --------
          TOTAL LIABILITIES....................................           813               39
                                                                   ----------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS.......    $9,044,615         $243,224
                                                                   ==========         ========




                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED) (IN THOUSANDS)

--------------------------------------------------------------------------------




                                                                                  U.S. GOVERNMENT
                                                                  MONEY MARKET      MONEY MARKET
                                                                  ------------    ---------------


INVESTMENT INCOME:
     Interest income...........................................     $204,069           $6,635
                                                                    --------           ------
          TOTAL INVESTMENT INCOME..............................      204,069            6,635
                                                                    --------           ------
EXPENSES:
     Management and investment advisory fees (Note 2)..........        4,274              140
     Custodian fees............................................          191                6
     Professional fees.........................................           47                8
     Other expenses............................................          161               18
                                                                    --------           ------
          TOTAL EXPENSES.......................................        4,673              172
                                                                    --------           ------
NET INVESTMENT INCOME..........................................      199,396            6,463
                                                                    --------           ------
REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments..........................            3                1
                                                                    --------           ------
          NET GAIN ON INVESTMENTS..............................            3                1
                                                                    --------           ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........     $199,399           $6,464
                                                                    ========           ======




                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

--------------------------------------------------------------------------------




                                                                                          U.S. GOVERNMENT
                                                           MONEY MARKET                    MONEY MARKET
                                                  ------------------------------  ------------------------------
                                                  SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                                      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                        2006            2005            2006            2005
                                                  ----------------  ------------  ----------------  ------------
                                                     (UNAUDITED)                     (UNAUDITED)


INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income......................    $    199,396    $    218,128     $     6,463     $     7,700
     Net realized gain on investments...........               3              18               1               6
                                                    ------------    ------------     -----------     -----------
          TOTAL INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS.....................         199,399         218,146           6,464           7,706
                                                    ------------    ------------     -----------     -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
     Contributions..............................      55,472,099      98,275,830       1,322,006       1,782,252
     Withdrawals................................     (53,412,924)    (97,114,356)     (1,324,806)     (1,799,917)
                                                    ------------    ------------     -----------     -----------
          NET INCREASE (DECREASE) IN NET ASSETS
            RESULTING FROM TRANSACTIONS IN
            INVESTORS' BENEFICIAL INTERESTS.....       2,059,175       1,161,474          (2,800)        (17,665)
                                                    ------------    ------------     -----------     -----------
          NET INCREASE (DECREASE) IN NET
            ASSETS..............................       2,258,574       1,379,620           3,664          (9,959)
                                                    ------------    ------------     -----------     -----------
NET ASSETS:
     Beginning of period........................       6,786,041       5,406,421         239,560         249,519
                                                    ------------    ------------     -----------     -----------
     END OF PERIOD..............................    $  9,044,615    $  6,786,041     $   243,224     $   239,560
                                                    ============    ============     ===========     ===========




                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------




                                                                                MONEY MARKET
                                                        -----------------------------------------------------------
                                                          SIX MONTHS
                                                        ENDED JUNE 30,             YEAR ENDED DECEMBER 31,
                                                        --------------    -----------------------------------------
                                                             2006          2005     2004     2003     2002     2001
                                                        --------------    -----    -----    -----    -----    -----
                                                          (UNAUDITED)


Total return.........................................        2.34%(A)     3.25%    1.34%    1.13%    1.81%    4.30%
Ratios to average net assets (annualized):
     Expenses........................................        0.11%        0.11%    0.11%    0.11%    0.11%    0.11%
     Net investment income...........................        4.66%        3.20%    1.30%    1.14%    1.81%    3.95%





                                                                        U.S. GOVERNMENT MONEY MARKET
                                                        -----------------------------------------------------------
                                                          SIX MONTHS
                                                        ENDED JUNE 30,             YEAR ENDED DECEMBER 31,
                                                        --------------    -----------------------------------------
                                                             2006          2005     2004     2003     2002     2001
                                                        --------------    -----    -----    -----    -----    -----
                                                          (UNAUDITED)


Total return.........................................        2.32%(A)     3.19%    1.30%    1.11%    1.74%    4.24%
Ratios to average net assets (annualized):
     Expenses........................................        0.12%        0.12%    0.11%    0.12%    0.12%    0.11%
     Net investment income...........................        4.61%        3.15%    1.30%    1.13%    1.71%    3.99%



--------

  (A) Not annualized.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio and the American Beacon Master U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The objective of each Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     American Beacon Advisors, Inc. (the "Manager"), is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities and are valued at cost, which approximates market value. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


  Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

  Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the six months ended June 30, 2006, the Money Market Portfolio earned $79 under the credit facility. This amount is included in interest income on the financial statements.

  Other

     Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided free unlimited air transportation on American. Retired Trustees and their spouses are provided free air transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan as a retiree of American, already receives flight benefits. Mr. O'Sullivan receives an annual retainer plus a fee for each Board meeting attended.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

--------------------------------------------------------------------------------


     At its February 17, 2006 meeting, the Board of Trustees (the "Board") considered the renewal of the existing Management Agreements (the "Agreements") between the Manager and the American Beacon Select Funds, on behalf of the American Beacon Money Market Select Fund and the American Beacon U.S. Government Money Market Select Fund (collectively, the "Funds"), and between the Manager and the American Beacon Master Trust, on behalf of the American Beacon Master Money Market Portfolio and the American Beacon Master U.S. Government Money Market Portfolio (collectively, the "Portfolios"). The term "Funds" is used throughout this section to refer to both the Funds and the Portfolios. In preparation for the Board's consideration to renew the Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. ("Lipper"). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager. In addition, the Board's Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held separate meetings on December 8, 2005, February 8, 2006 and February 17, 2006 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

     The Board considered, among other materials, responses by the Manager to inquiries requesting:

     - a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

     - a copy of the Manager's most recent audited or unaudited financial statements as well as Parts I and II of its Form ADV;

     - a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

     - a cost/profitability analysis of the Manager and any actual or anticipated economies of scale in relation to the services it provides to the Funds, if available;

     - an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

     - an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

     - confirmation that the Manager's financial condition does not raise concerns that it would be unable to continue providing the same scope and quality of services to the Funds;

     - a description of the scope of portfolio management services provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies;

     - a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year;

     - a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

     - a discussion regarding the Manager's participation in "soft dollar" arrangements, if any;

     - a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

     - a description of trade allocation procedures among accounts managed by the firm;

     - a summary of any material changes to the Manager's compliance program with regard to federal, state, corporate and Fund requirements;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS -- CONTINUED
(UNAUDITED)

--------------------------------------------------------------------------------


     - a discussion of any material compliance problems and remedial actions;

     - information regarding the Manager's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

     - a description of the Manager's affiliation with any broker-dealer;

     - a discussion of any anticipated change in the Manager's controlling persons;

     - verification of the Manager's insurance coverage with regards to the services provided to the Funds;

     - a comparison of the performance of each Fund to appropriate indices, including comments on the relative performance of each Fund versus comparable indices;

     - a discussion, if applicable, of any underperformance by a Fund relative to its peer group;

     - an analysis of any material complaints received from Fund shareholders;

     - a description of the Manager's securities lending practices and the fees received from such practices;

     - a description of the portfolio turnover rate and average execution costs for each Fund;

     - a discussion of whether the Manager receives, with respect to trade execution for the Funds, other special compensation, including any payment for order flow; and

     - a description of how expenses that are not readily identifiable to a particular Fund are allocated.

     The Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds, and (iii) each Fund's investment advisory fees versus comparable mutual funds. For each Fund, the class used for comparative purposes was the class with the longest performance history, which in most cases is the Institutional Class. References below to each Fund's Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.

     The Trustees also received a memorandum from their legal counsel detailing the Board's responsibilities pertaining to the renewal of the Agreements. This memorandum explained the regulatory requirements surrounding the Board's process for evaluating investment advisors and the terms of the contracts.

     Provided below is an overview of the primary factors the Board considered at its February 2006 meeting. The Board did not identify any particular information that was most relevant to its consideration to renew the Agreements, and each Trustee may have afforded different weight to the various factors.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS

     In determining whether to approve the continuance of the Agreements, the Board considered the best interests of each Fund separately. In addition, while the Agreements for both Funds were considered at the same Board meeting, the Board considered each Fund's investment management relationship separately. In each instance, the Board considered, among other things, the following factors:
(1) the nature and quality of the services provided; (2) the investment performance of the Fund; (3) the Manager's cost for providing the services and the profitability of the advisory business to the Manager; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the material submitted in support of the renewal.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS -- CONTINUED
(UNAUDITED)

--------------------------------------------------------------------------------


  Nature, Extent and Quality of Services

     With respect to the renewal of the Agreements, the Board considered: the Manager's ability to retain key investment personnel and to provide consistent performance and an active client service program; the Manager's goal to provide consistent above average long-term performance at low cost; the continuing efforts by the Manager to add new Funds so as to enhance the Trusts' product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; and the addition of personnel to manage the Funds, promote sales and improve services. Based on this information, the Board concluded that the nature, extent and quality of the management services provided by the Manager were appropriate for each Fund and, thus, supported a decision to renew the Agreements.

  Investment Performance

     The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund's investment performance relative to its benchmark index(es) and peer group. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. Discussions regarding the Board's considerations with respect to each Fund's performance are below under "Additional Considerations and Conclusions with Respect to each Fund."

  Cost of Services and Profits Realized

     In analyzing the cost of services and profitability of the Manager in connection with its investment advisory services to a Fund, the Board considered the Manager's operations and low cost structure. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. Discussions regarding the Board's considerations with respect to each Fund's fee rates are set forth below under "Additional Considerations and Conclusions with Respect to each Fund."

  Economies of Scale

     In considering the reasonableness of the management fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. With respect to the management fee, the Board acknowledged the Manager's low cost structure and the increasing costs of personnel, technology and operations. Based on these considerations, the Board concluded that the Funds' fee structures are reasonably designed to pass on economies of scale to Fund shareholders.

  Benefits to be Derived from the Relationship with the Funds

     The Board considered the "fall-out" or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager's investment process and expanding the level of assets under management by the Manager. After consideration of this information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationships with the Funds appear to be fair and reasonable.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO EACH FUND

     The Board considered the relative performance of each Fund versus the respective Lipper Average, which includes all comparable funds in the Lipper category, and the Lipper Index, which includes up to the 30 largest funds in the respective Lipper category where the Fund is classified by Lipper.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS -- CONTINUED
(UNAUDITED)

--------------------------------------------------------------------------------


  Additional Considerations and Conclusions with Respect to the Money Market Select Fund

     In considering the renewal of the Agreements with the Fund, the Board considered performance data for various periods ended December 31, 2005. In this regard, they considered that: (1) the Fund's total return performance was in the 1st quintile for all relevant periods compared to the returns of a peer group of mutual funds identified by Lipper as having an investment objective similar to the Fund ("Lipper Universe"), and (2) the Fund outperformed the Lipper Institutional Money Market Average and the Lipper Institutional Money Market Index for all relevant periods.

     In addition, the Board considered the fees payable under the Agreements. In this regard, they considered that: (1) the Fund's total expenses and actual management fees (including administrative fees) were in the 1st quintile compared to the expenses and fees of a peer group of similar funds classified by Lipper ("Fee Universe") where the 1st quintile represents the lowest fees or expenses among the group, and (2) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund.

     Based on these considerations and those noted above with respect to all Funds, the Board: (1) concluded that the fees paid to the Manager under the Agreements are fair and reasonable; (2) concluded that the profits to the Manager are reasonable in light of the quality of services provided to the Fund, including direct management of the Fund's assets; (3) determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund; and (4) approved the renewal of the Agreements with respect to the Fund.

  Additional Considerations and Conclusions with Respect to the U.S. Government Money Market Select Fund

     In considering the renewal of the Agreements with the Fund, the Board considered performance data for various periods ended December 31, 2005. In this regard, they considered that: (1) the Fund's total return performance was in the 1st quintile for all relevant periods compared to the Lipper Universe, and (2) the Fund outperformed the Lipper Institutional U.S. Government Money Market Average and the Lipper Institutional U.S. Government Money Market Index for all relevant periods.

     In addition, the Board considered the fees payable under the Agreements. In this regard, they considered that: (1) the Fund's total expenses and actual management fees (including administrative fees) were in the 1st quintile compared to the Fee Universe where the 1st quintile represents the lowest fees or expenses among the group; (2) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund; and (3) the Manager's profitability analysis indicated that it incurred a loss on the services it provided to the Fund.

     Based on these considerations and those noted above with respect to all Funds, the Board: (1) concluded that the fees paid to the Manager under the Agreements are fair and reasonable; (2) concluded that the profits to the Manager are reasonable in light of the quality of services provided to the Fund, including direct management of the Fund's assets; (3) determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund; and (4) approved the renewal of the Agreements with respect to the Fund.

(LIGHTHOUSE LOGO)



                      (This page intentionally left blank)

(LIGHTHOUSE LOGO)



                      (This page intentionally left blank)

                          (AMERICAN BEACON FUNDS LOGO)

--------------------------------------------------------------------------------

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:




               (KEYBOARD GRAPHIC)                                  (MOUSE GRAPHIC)

                   BY E-MAIL:                                     ON THE INTERNET:
       American-Beacon.Funds@ambeacon.com         Visit our website at www.americanbeaconfunds.com





--------------------------------------------------------------------------------




               (TELEPHONE GRAPHIC)                                (MAILBOX GRAPHIC)

                  BY TELEPHONE:                                        BY MAIL
                                                            American Beacon Select Funds
               Call (800) 658-5811                         4151 Amon Carter Blvd., MD 2450
                                                                Fort Worth, TX 76155






--------------------------------------------------------------------------------




 AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES        AVAILABILITY OF PROXY VOTING POLICY AND
                                                                      RECORDS
In addition to the Schedule of Investments        A description of the policies and procedures
provided in each semi-annual and annual           that the Funds use to determine how to vote
report, each Fund files a complete schedule of    proxies relating to portfolio securities is
its portfolio holdings with the Securities and    available in each Fund's Statement of
Exchange Commission ("SEC") on Form N-Q as of     Additional Information, which may be obtained
the first and third fiscal quarters. The          free of charge by calling 1-800-967-9009 or by
Funds' Forms N-Q are available on the SEC's       accessing the SEC's website at www.sec.gov.
website at www.sec.gov. The Forms N-Q may also    Each Fund's proxy voting record for the most
be reviewed and copied at the SEC's Public        recent year ended June 30 is filed annually
Reference Room, 450 Fifth Street, NW,             with the SEC on Form N-PX. The Funds' Forms N-
Washington, DC 20549. Information regarding       PX are available on the SEC's website at
the operation of the SEC's Public Reference       www.sec.gov. Each Fund's proxy voting record
Room may be obtained by calling 1-800-SEC-        may also be obtained by calling 1-800-967-
0330. A complete schedule of each Fund's          9009.
portfolio holdings is also available on the
Funds' website (www.americanbeaconfunds.com)
approximately thirty days after the end of
each quarter.




FUND SERVICE PROVIDERS:





  CUSTODIAN                   TRANSFER AGENT                INDEPENDENT REGISTERED  DISTRIBUTOR
  STATE STREET BANK AND       BOSTON FINANCIAL DATA         PUBLIC ACCOUNTING FIRM  FORESIDE FUND SERVICES
  TRUST                       SERVICES                      ERNST & YOUNG LLP       Portland, Maine
  Boston, Massachusetts       Kansas City, Missouri         Chicago, Illinois



This report is prepared for shareholders of the American Beacon Select Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------
American Airlines, Inc. is not responsible for investments made in the American Beacon Select Funds. American Beacon Select Funds is a service mark of AMR Corporation. American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.
                                                                       SAR 06/06
                                                                         537881

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1)   Not Applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3)  Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 8, 2006


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 8, 2006